STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Issuance of nonvested common stock ( in shares)	0.4	1.0
Issuance of nonvested common stock, value	$ 0.6	$ 1.0